Expense Example	Oct. 31, 2025 USD ($)
Innovator Premium Income 20 Barrier ETF - January | Innovator Premium Income 20 Barrier ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Premium Income 30 Barrier ETF - January | Innovator Premium Income 30 Barrier ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Premium Income 15 Buffer ETF - January | Innovator Premium Income 15 Buffer ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Premium Income 20 Barrier ETF -- April | Innovator Premium Income 20 Barrier ETF -- April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Premium Income 30 Barrier ETF - April | Innovator Premium Income 30 Barrier ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Premium Income 15 Buffer ETF - April | Innovator Premium Income 15 Buffer ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Premium Income 20 Barrier ETF - July | Innovator Premium Income 20 Barrier ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Premium Income 30 Barrier ETF - July | Innovator Premium Income 30 Barrier ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Premium Income 15 Buffer ETF - July | Innovator Premium Income 15 Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Premium Income 20 Barrier ETF - October | Innovator Premium Income 20 Barrier ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Premium Income 30 Barrier ETF - October | Innovator Premium Income 30 Barrier ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Premium Income 15 Buffer ETF - October | Innovator Premium Income 15 Buffer ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978